Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2021
Other Financial Assets Current
Schedule of other financial assets, current
	March 31,
	2020	2021
Interest accrued on term deposits	5,702	1,691
Security deposits (net of allowance)	48,746	14,897
Others (includes Government Grant)	219,478	98,046
Total	273,926	114,634

Schedule of movement in allowance for doubtful security deposits

The movement in the allowance for doubtful security deposits:

	March 31,
	2020	2021
Balance at the beginning of the year	-	-
Provisions accrued during the year	-	6,743
Amount written off during the year	-	(1,329)
Balance at the end of the year	-	5,414

Schedule of movement in government grant

The movement in the Government Grant during the year was as follows:

	March 31,
	2020	2021
At 1 April	156,835	218,843
Recorded in statement of profit or loss	86,810	7,883
Received during the year	(24,925)	(128,735)
Effect of movement in exchange rate	123	55
At 31 March	218,843	98,046